Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
9 — Goodwill
In applying the acquisition method of accounting for business combinations, amounts assigned to identifiable assets and liabilities acquired were based on estimated fair values as of the date of acquisition, with the remainder recorded as goodwill.
The following is a reconciliation of the changes in the Company’s goodwill for the periods specified below:

	2021	2020
	in thousands
Goodwill as of January 1,	$4,745	$3,801
Goodwill resulting from acquisition	6,743	944

Goodwill as of December 31,	$11,488	$4,745